EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Amount of options	2,137,783
Granted, Amount of options	880,000
Exercised, Amount of options	(722,483)
Expired and forfeited, Amount of options	(187,887)
Outstanding, Amount of options	2,107,413	2,137,783
Vested and expected to vest, Amount of options	2,074,768
Exercisable, Amount of options	783,663
Outstanding, Weighted average exercise price	$ 6.91
Granted, Weighted average exercise price	11.15
Exercised, Weighted average exercise price	3.40
Expired and forfeited, Weighted average exercise price	9.71
Outstanding , Weighted average exercise price	9.67	$ 6.91
Vested and expected to vest, Weighted average exercise price	9.44
Exercisable, Weighted average exercise price	$ 7.05
Outstanding, Weighted average remaining contractual life (in years)	4 years 3 months	3 years 5 months 5 days
Vested and expected to vest, Weighted average remaining contractual life (in years)	4 years 1 month 20 days
Exercisable, Weighted average remaining contractual life (in years)	2 years 8 months 12 days
Outstanding, Aggregate intrinsic value	$ 15,171
Outstanding, Aggregate intrinsic value	24,749	$ 15,171
Vested and expected to vest, Aggregate intrinsic value	23,901
Exercisable, Aggregate intrinsic value	$ 9,028